SIGNIFICANT ACCOUNTING POLICIES - Grupo Agromercantil Holding (Details) $ in Millions, $ in Millions				12 Months Ended
		Sep. 29, 2020	Feb. 28, 2020	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)
Condensed statement of income
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off-balance sheet credit instruments				$ 11,784,189		$ 10,825,642	$ 11,200,890
Total fees and commission, net				3,433,121		3,036,828	3,025,733
Other operating income				2,022,141		1,844,572	1,535,247
Dividends received and equity method				108,079		14,217	84,183
Operating expenses				(9,163,253)		(7,995,145)	(8,253,817)
Income tax				(1,776,225)		6,586	(1,262,964)
Net income				4,207,787		315,359	3,214,567
Condensed cash flow
Net cash used in operating activities				6,095,305		11,230,345	12,315,612
Net cash provided by investing activities				(650,486)		(7,522,067)	(2,190,832)
Net cash used in financing activities	[1]			(6,809,972)		(4,915,440)	(5,260,692)
Translation adjustment				2,993,850		1,170,269	143,144
Cash and cash equivalents at beginning of year				23,701,149		23,738,042	18,730,810
Cash and cash equivalents at end of year				25,329,846		23,701,149	23,738,042
Other comprehensive income
Investments at fair value through OCI				52,147		(94,857)	43,889
Others				(142)		2,350	0
Total other comprehensive income				$ 1,814,640		442,064	127,033
Grupo Agromercantil Holding (GAH)
SIGNIFICANT ACCOUNTING POLICIES
Percentage of ownership interest in subsidiary		100.00%
Percentage of voting equity interests acquired		40.00%
Condensed statement of income
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off-balance sheet credit instruments							218,536
Total fees and commission, net							132,845
Other operating income							68,288
Dividends received and equity method							668
Total operating income, net							420,337
Operating expenses							(478,133)
Income tax							19,367
Net income							(38,429)
Condensed cash flow
Net cash used in operating activities							(62,327)
Net cash provided by investing activities							273,604
Net cash used in financing activities							(26,926)
Translation adjustment							12,648
Cash and cash equivalents at beginning of year						1,697,646	1,500,647
Cash and cash equivalents at end of year							1,697,646
Other comprehensive income
Investments at fair value through OCI							(3,362)
Translation adjustment							9,281
Others							(8,093)
Total other comprehensive income							(2,174)
Dividends received					$ 0	$ 85,297	$ 31,936
Grupo Agromercantil Holding (GAH)
SIGNIFICANT ACCOUNTING POLICIES
Percentage of voting equity interests acquired		40.00%
BAM Financial Corporation (BFC) | Grupo Agromercantil Holding (GAH)
SIGNIFICANT ACCOUNTING POLICIES
Proportion of ownership interests held by non-controlling interests			40.00%

[1]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 29 Liabilities from financing activities.